BUSINESS ACQUISITON - Disclosure of detailed information about purchase price allocation (Details) - Business combinations [member]	Oct. 31, 2018 CAD ($)
Consideration:
Common shares	$ 1,240,200
Purchase Price Allocation:
Cash	47,467
Prepaid	2,626
Intangible assets:
Development assets	304,000
Intellectual and engineering development	936,781
Loan	(50,674)
Deferred tax liability	(253,975)
Goodwill	253,975
Total Consideration	$ 1,240,200